Commitments, third-party guarantees, contingent assets and liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Jan. 31, 2019	Dec. 31, 2018
Contractual Obligations [Abstract]
Corporate debt		$ 993,725	$ 723,791		$ 684,073
Loans with credit institutions (project debt)		4,123,856	4,105,915
Notes and bonds (project debt)		1,113,758	746,433
Purchase commitments	[1]	1,709,660	1,758,147
Accrued interest estimate during the useful life of loans		2,309,597	2,472,070
Lease commitments		94,600	93,000
Current lease commitments		5,300	5,100
Non-current lease commitments		89,300	87,900
Third-party Guarantees [Abstract]
Bank Bond and Surety Insurance deposited as guarantee		36,300	38,200
Issuance of guarantees previously issued by Abengoa		159,800	130,100
Abengoa [Member]
Legal Proceedings [Abstract]
Amount withdrawn from escrow				$ 2,500
Abengoa [Member] | Mexico [Member]
Legal Proceedings [Abstract]
Estimated maximum potential exposure		35,000
Amount held in escrow		2,500
2020 and 2021 [Member]
Contractual Obligations [Abstract]
Corporate debt		23,648	28,706
Loans with credit institutions (project debt)		261,800	241,116
Notes and bonds (project debt)		50,558	28,304
Purchase commitments	[1]	93,791	84,881
Accrued interest estimate during the useful life of loans		286,724	294,676
2021/2022 and 2022/2023 [Member]
Contractual Obligations [Abstract]
Corporate debt		2,036	200,504
Loans with credit institutions (project debt)		583,259	504,921
Notes and bonds (project debt)		100,911	51,508
Purchase commitments	[1]	160,211	186,222
Accrued interest estimate during the useful life of loans		541,652	549,320
2023/2024 and 2024/2025 [Member]
Contractual Obligations [Abstract]
Corporate debt		450,169	200,926
Loans with credit institutions (project debt)		770,507	598,837
Notes and bonds (project debt)		109,884	56,192
Purchase commitments	[1]	172,776	173,622
Accrued interest estimate during the useful life of loans		468,060	471,535
Subsequent [Member]
Contractual Obligations [Abstract]
Corporate debt		517,872	293,655
Loans with credit institutions (project debt)		2,508,290	2,761,041
Notes and bonds (project debt)		852,405	610,429
Purchase commitments	[1]	1,282,881	1,313,422
Accrued interest estimate during the useful life of loans		1,013,161	$ 1,156,539
Arb Inc. [Member]
Legal Proceedings [Abstract]
Amount of settlement payments		4,300
Group of Insurance Companies [Member] | Top of Range [Member]
Legal Proceedings [Abstract]
Estimated claims		200,000
Solana [Member]
Legal Proceedings [Abstract]
Estimated claims		$ 20,000

[1]	Purchase commitments include lease commitments for $94.6 million as of December 31, 2020 ($93.0 million as of December 31, 2019), of which $5.3 million is due within one year and $89.3 million thereafter as of December 31, 2020 ($5.1 million due within one year and $87.9 million thereafter as of December 31, 2019).